Subsequent Events (Details) - Forecast [Member]	Jul. 24, 2026 CNY (¥)	Jul. 24, 2026 USD ($)	Jun. 12, 2026 CNY (¥)	Jun. 12, 2026 USD ($)	May 28, 2026 CNY (¥)	May 28, 2026 USD ($)
Zhejiang Wenzhou Lucheng Rural Commercial Bank [Member]
Subsequent Events [Line Items]
Obtain a loan amount			¥ 3,000,000	$ 443,616
Fixed annual interest rate			4.80%	4.80%
Term of loan			1 year	1 year
Zhejiang Tailong Commercial Bank [Member]
Subsequent Events [Line Items]
Obtain a loan amount					¥ 800,000	$ 118,001
Fixed annual interest rate					10.20%	10.20%
Term of loan					1 year	1 year
China Construction Bank [Member]
Subsequent Events [Line Items]
Obtain a loan amount	¥ 356,000	$ 52,570
Fixed annual interest rate	3.30%	3.30%
Term of loan	1 year	1 year